Supplement To PREMIER Accumulation Life Prospectus
                         Supplement Dated June 15, 2001
                         To Prospectus Dated May 1, 2001

                        The disclosure set forth below replaces and updates the information found on page C-3.






                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance
                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:              $250,000                          Annual Planned Premium:(1)                 $4,000.00
Death Benefit Option:                    A                          Issue Age:                                        45
Death Benefits Payable to Age:          95                          Premiums Payable to Age:                          95

------------------------------------------------------------------------------------------------------------------------------------
                     RESULTS ASSUMING GUARANTEED CHARGES(2)
             Assuming Hypothetical Gross Annual Investment Return of
END OF   ACCUM                 POLICY        CASH                     POLICY        CASH                   POLICY        CASH
POLICY  PREMIUM     DEATH     ACCOUNT      SURRENDER       DEATH     ACCOUNT      SURRENDER       DEATH    ACCOUNT     SURRENDER
 YEAR  (5% INT)    BENEFIT     VALUE         VALUE        BENEFIT     VALUE         VALUE        BENEFIT    VALUE        VALUE

                                 0.00%                                  6.00%                                12.00%
                  -------------------------------------  -------------------------------------  ----------------------------------
  1     4,200     250,000        2,675         1,475     250,000        2,872         1,672      250,000     3,070         1,870
  2     8,610     250,000        5,492         3,932     250,000        6,062         4,502      250,000     6,657         5,097
  3    13,241     250,000        8,202         6,282     250,000        9,331         7,411      250,000    10,556         8,636
  4    18,103     250,000       10,797         8,652     250,000       12,673        10,528      250,000    14,792        12,647
  5    23,208     250,000       13,278        11,133     250,000       16,091        13,946      250,000    19,402        17,257
  6    28,568     250,000       15,634        13,489     250,000       19,578        17,433      250,000    24,414        22,269
  7    34,196     250,000       17,857        16,141     250,000       23,129        21,413      250,000    29,868        28,152
  8    40,106     250,000       19,933        18,646     250,000       26,733        25,446      250,000    35,801        34,514
  9    46,312     250,000       21,848        20,990     250,000       30,379        29,521      250,000    42,253        41,395
 10    52,827     250,000       23,590        23,161     250,000       34,057        33,628      250,000    49,276        48,847
 11    59,669     250,000       25,144        25,144     250,000       37,757        37,757      250,000    56,927        56,927
 12    66,852     250,000       26,499        26,499     250,000       41,471        41,471      250,000    65,278        65,278
 13    74,395     250,000       27,648        27,648     250,000       45,196        45,196      250,000    74,413        74,413
 14    82,314     250,000       28,574        28,574     250,000       48,920        48,920      250,000    84,423        84,423
 15    90,630     250,000       29,247        29,247     250,000       52,620        52,620      250,000    95,405        95,405
 16    99,361     250,000       29,645        29,645     250,000       56,282        56,282      250,000   107,484       107,484
 17   108,530     250,000       29,739        29,739     250,000       59,884        59,884      250,000   120,800       120,800
 18   118,156     250,000       29,481        29,481     250,000       63,390        63,390      250,000   135,514       135,514
 19   128,264     250,000       28,821        28,821     250,000       66,764        66,764      250,000   151,822       151,822
 20   138,877     250,000       27,717        27,717     250,000       69,978        69,978      250,000   169,969       169,969
Age75 297,195     250,000                                250,000       78,334        78,334      581,987   554,274       554,274

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

              The disclosure set forth below replaces and updates
                       the information found on page C-5.





                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance
                                      MALE
                               STANDARD NON-SMOKER

Initial Face Amount:                                  $250,000                          Annual Planned Premium:(1)  $4,000.00
Death Benefit Option:                                        A                          Issue Age:                         45
Death Benefits Payable to Age:                              95                          Premiums Payable to Age:           95

------------------------------------------------------------------------------------------------------------------------------------
                     RESULTS ASSUMING GUARANTEED CHARGES(2)
            Assuming Hypothetical Gross Annual Investment Return of:

END OF   ACCUM                 POLICY        CASH                     POLICY        CASH                     POLICY        CASH
POLICY  PREMIUM     DEATH     ACCOUNT      SURRENDER       DEATH     ACCOUNT      SURRENDER       DEATH      ACCOUNT     SURRENDER
 YEAR   (5% INT)   BENEFIT     VALUE         VALUE        BENEFIT     VALUE         VALUE        BENEFIT      VALUE        VALUE

                                     0.00%                                  6.00%                                  12.00%
                   -------------------------------------  -------------------------------------  -----------------------------------
 1       4,200     250,000        2,675         1,475     250,000        2,872         1,672      250,000       3,070       1,870
 2       8,610     250,000        5,492         3,932     250,000        6,062         4,502      250,000       6,657       5,097
 3      13,241     250,000        8,202         6,282     250,000        9,331         7,411      250,000      10,556       8,636
 4      18,103     250,000       10,797         8,652     250,000       12,673        10,528      250,000      14,792      12,647
 5      23,208     250,000       13,278        11,133     250,000       16,091        13,946      250,000      19,402      17,257
 6      28,568     250,000       15,634        13,489     250,000       19,578        17,433      250,000      24,414      22,269
 7      34,196     250,000       17,857        16,141     250,000       23,129        21,413      250,000      29,868      28,152
 8      40,106     250,000       19,933        18,646     250,000       26,733        25,446      250,000      35,801      34,514
 9      46,312     250,000       21,848        20,990     250,000       30,379        29,521      250,000      42,253      41,395
10      52,827     250,000       23,590        23,161     250,000       34,057        33,628      250,000      49,276      48,847
11      59,669     250,000       25,144        25,144     250,000       37,757        37,757      250,000      56,927      56,927
12      66,852     250,000       26,499        26,499     250,000       41,471        41,471      250,000      65,278      65,278
13      74,395     250,000       27,648        27,648     250,000       45,196        45,196      250,000      74,413      74,413
14      82,314     250,000       28,574        28,574     250,000       48,920        48,920      250,000      84,423      84,423
15      90,630     250,000       29,247        29,247     250,000       52,620        52,620      250,000      95,405      95,405
16      99,361     250,000       29,645        29,645     250,000       56,282        56,282      250,000     107,484     107,484
17     108,530     250,000       29,739        29,739     250,000       59,884        59,884      250,000     120,800     120,800
18     118,156     250,000       29,481        29,481     250,000       63,390        63,390      250,000     135,514     135,514
19     128,264     250,000       28,821        28,821     250,000       66,764        66,764      250,000     151,822     151,822
20     138,877     250,000       27,717        27,717     250,000       69,978        69,978      250,000     169,969     169,969
Age 75 297,195     250,000                                250,000       78,334        78,334      581,987     554,274     554,274

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.